Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]
We recorded charges in the segments as follows:

(dollars in millions)
Otis	$59
UTC Climate, Controls & Security	65
Pratt & Whitney	111
UTC Aerospace Systems	49
Eliminations and other	6
Total	$290
Restructuring charges incurred in 2016 primarily relate to actions initiated during 2016 and 2015, and were recorded as follows:

(dollars in millions)
Cost of sales	$187
Selling, general & administrative	78
Other expense	25
Total	290

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2016 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$166	$76	$242
Utilization and foreign exchange	(103)	(30)	(133)
Balance at December 31, 2016	$63	$46	$109

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2016 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2016	Remaining Costs at December 31, 2016
Otis	$57	$(48)	$9
UTC Climate, Controls & Security	87	(45)	42
Pratt & Whitney	118	(118)	—
UTC Aerospace Systems	92	(31)	61
Total	$354	$(242)	$112

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2015 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2016	$183	$23	$206
Net pre-tax restructuring costs	17	23	40
Utilization and foreign exchange	(158)	(22)	(180)
Balance at December 31, 2016	$42	$24	$66

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2015 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2015	(Costs Incurred) Reversals During 2016	Remaining Costs at December 31, 2016
Otis	$51	$(35)	$(14)	$2
UTC Climate, Controls & Security	139	(83)	(24)	32
Pratt & Whitney	62	(82)	20	—
UTC Aerospace Systems	129	(105)	(16)	8
Eliminations and other	27	(21)	(6)	—
Total	$408	$(326)	$(40)	$42